Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net (loss)/profit from continuing operations	$ (1,362,270)	$ 6,296,515	$ (1,704,994)
Net profit from discontinued operations			6,908,558
Adjustments to reconcile net profit/(loss) to net cash used in operating activities:
Interest expense	269,444
Bad debt expenses		5,557
(Gain)/Loss on change of fair value of warrant liability		(6,638,916)	1,736,512
Changes in operating assets and liabilities (decrease)/increase in - continuing operations:
Other current assets		390,705	(656,373)
Loan receivables		800,000	(800,000)
Prepayment	(98,664,545)
Accrued expenses and other payables	420,313	(2,237,103)	(334,692)
Advances from customer	34,967	45,173	1,600,769
Net changes in operating assets and liabilities (decrease)/increase - discontinued operations			(7,066,731)
Net cash used in operating activities-continuing operations	(99,302,091)	(1,338,069)	(158,778)
Net cash used in operating activities-discontinued operations			(158,173)
Net cash used in operating activities	(99,302,091)	(1,338,069)	(316,951)
Cash flows from investing activities:
Disposal of subsidiaries, net of cash			265,668
Net cash provided by investing activities-continuing operations			265,668
Net cash provided by investing activities-discontinued operations			61,376
Net Cash provided by investing activities			327,044
Cash flows from financing activities:
Repayment to a short-term borrowing from a third party, net			(1,550,000)
Proceeds from a private placement		21,904,912
Proceeds from issuance of convertible note	20,000,000
Payment for offering costs	(122,500)
Net cash provided by/(used in) financing activities-continuing operations	19,877,500	21,904,912	(1,550,000)
Net cash provided by financing activities-discontinued operations
Net cash provided by/(used in) financing activities	19,877,500	21,904,912	(1,550,000)
Net change in cash and cash equivalents, and restricted cash from continuing operations	(79,424,591)	20,566,843	(1,443,110)
Net change in cash and cash equivalents, and restricted cash from discontinued operations			(96,797)
Net change in cash and cash equivalents, and restricted cash	(79,424,591)	20,566,843	(1,539,907)
Cash and cash equivalents, and restricted cash beginning balance from continuing operations	86,624,171	66,057,328	67,500,438
Cash and cash equivalents, and restricted cash beginning balance from discontinued operations			96,797
Cash and cash equivalents, and restricted cash beginning balance	86,624,171	66,057,328	67,597,235
Cash and cash equivalents, and restricted cash ending balance from continuing operations	7,199,580	86,624,171	66,057,328
Cash and cash equivalents, and restricted cash ending balance from discontinued operations
Cash and cash equivalents, and restricted cash ending balance	7,199,580	86,624,171	66,057,328
Reclassification between continuing operations and discontinued operations
Cash flow reclassification - continuing operations
Cash flow reclassification - discontinued operations
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents-continuing operations	2,812,921	82,272,479	61,750,809
Restricted cash-continuing operations	4,386,659	4,351,692	4,306,519
Total cash and cash equivalents -continuing operations	7,199,580	86,624,171	66,057,328
Cash and cash equivalents-discontinued operations
Restricted cash – discontinued operations
Total cash, cash equivalents, and restricted cash	7,199,580	86,624,171	66,057,328
Supplemental cash flows information:
Cash paid for tax	176	150	61,428
Cash received from interest-continuing operations		$ 227,468	$ 1,005,431
March 1, 2024
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares)	21,501,710
February 13, 2024
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares)	14,532,865
June 17, 2024
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares)	489,880
July 9, 2024
Supplemental cash flows information:
Warrants Exercised Cashless (in Shares)	979,770